Other Income (Expense) - Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Other Liabilities Disclosure [Abstract]
Balance of unrecognized tax benefits as at January 1	$ 7,511
Increases for positions related to the current period	3,430
Changes for positions taken in prior periods	388
Decreases related to statute of limitations	(121)
Balance of unrecognized tax benefits as at September 30	$ 11,208